September 14, 2020

BNY MELLON ETF TRUST

BNY Mellon Emerging Markets Equity ETF

BNY Mellon International Equity ETF

BNY Mellon US Large Cap Core Equity ETF

BNY Mellon US Mid Cap Core Equity ETF

BNY Mellon US Small Cap Core Equity ETF

Supplement to Each Current Summary Prospectus and Prospectus

Effective October 26, 2020, the following information will supersede and replace the information contained in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus for each fund:

The fund's investment adviser is BNY Mellon ETF Investment Adviser, LLC (Adviser). The Adviser has engaged its affiliate, Mellon Investments Corporation (Mellon), to serve as the fund’s sub-adviser.

Thomas J. Durante, CFA, David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA, Michael Stoll, and Marlene Walker Smith are the fund's primary portfolio managers.  Mr. Durante has been a primary portfolio manager of the fund since April 2020 and Messrs. France, Frysinger and Stoll and Mses. Walker Smith and Sheremeta have been primary portfolio managers of the fund since October 2020.  Mr. Durante is a Managing Director and Co-Head of Equity Index Portfolio Management at Mellon. Messrs. France, Frysinger and Stoll and Ms. Sheremeta are each a Vice President and Senior Portfolio Manager at Mellon.  Ms. Walker Smith is a Director and Co-Head of Equity Index Portfolio Management at Mellon.  Each portfolio manager is jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Effective October 26, 2020, the following information will supersede and replace the ninth through eleventh paragraphs in the section "Fund Details – Management" in the prospectus for each of the funds:

Thomas J. Durante, CFA, David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA, Michael Stoll and Marlene Walker Smith are primary portfolio managers of the BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF and BNY Mellon Emerging Markets Equity ETF.  Gregory A. Lee, CFA and Nancy Rogers, CFA, are the primary portfolio managers of the BNY Mellon Core Bond ETF and BNY Mellon Short Duration Corporate Bond ETF. Paul Benson, CFA, CAIA, Manuel Hayes, and Stephanie Shu, CFA, are the primary portfolio managers of the BNY Mellon High Yield ETF. Messrs. Durante, Lee, Benson and Hayes and Mses. Rogers and Shu have been portfolio managers of the respective funds since inception in April 2020.  Messrs. France, Frysinger and Stoll and Mses. Walker Smith and Sheremeta have been primary portfolio managers of the respective funds since October 2020. Each portfolio manager is jointly and primarily responsible for the day-to-day management of such funds’ portfolios.

Mr. Durante is a Managing Director and Co-Head of Index Equity Portfolio Management at Mellon.  He has been employed by Mellon or a predecessor company since 1982.

Mr. France is a Vice President and Senior Portfolio Manager at Mellon.  He has been employed by Mellon or a predecessor company since 2009.

ETF-STK-0920

Mr. Frysinger is a Vice President and Senior Portfolio Manager at Mellon.  He has been employed by Mellon or a predecessor company since 2007.

Ms. Sheremeta is a Vice President and Senior Portfolio Manager at Mellon.  She has been employed by Mellon or a predecessor company since 2011.

Mr. Stoll is a Vice President and Senior Portfolio Manager at Mellon.  He has been employed by Mellon or a predecessor company since 2005.

Ms. Walker Smith is a Director and Co-Head of Equity Index Portfolio Management at Mellon.  She has been employed by Mellon or a predecessor company since 1995.

ETF-STK-0920